SSgA Funds

1301 Second Avenue, 18th Floor
Seattle, Washington 98101

Tel: 206.505.7877
Fax: 206.505.1559

Refer To: Mary Beth Rhoden

Direct Line: 206-505-4846

E-Mail: MBRHODEN@RUSSELL.COM

December 19, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

450 - 5th Street N.W.

Judiciary Plaza

Washington, D.C. 20549

RE:	SSgA Funds (The “Registrant”)
Rule 497(j) Certification to
Post Effective Amendment No. 114 Under the 1933 Act and
Amendment No. 112 Under the 1940 Act
File No. 33-19229
811-5430

Ladies and Gentlemen:

I serve as Legal Counsel to Russell Fund Services Company, the Administrator of the Registrant. I also serve as an officer of the Registrant.

I have reviewed the Investment Company’s Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 on December 14, 2012. I hereby certify that the form of Prospectus and Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 114 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 114 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on December 14, 2012.

Very truly yours,

/s/ Mary Beth Rhoden
Mary Beth Rhoden
Secretary and Chief Legal Officer